Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
14.	ACCOUNTS RECEIVABLE

	2025	2024
	US$	US$

Accounts receivable	18,864,241	13,644,371
Allowance for expected credit losses	(118,669)	(106,475)

Net carrying amount	18,745,572	13,537,896

As at January 1, 2024, accounts receivables from contracts with customers of the Group amounted to US$17,236,384.

The Group’s trading terms with its customers are mainly on credit. The credit period is generally one to three months. The Group seeks to maintain strict control over its outstanding receivables and overdue balances are reviewed regularly by management. The Group does not hold any collateral or other credit enhancements over its accounts receivable balances. Accounts receivable are non-interest-bearing.

The movements in the allowance for expected credit losses are as follows:

	2025	2024
	US$	US$

At January 1	106,475	109,651
Provision for expected credit losses	26,324	112,122
Write off	(11,683)	(112,246)
Exchange realignment	(2,447)	(3,052)

At December 31	118,669	106,475

An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for customers with similar loss patterns by geographical region. The calculation reflects reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, accounts receivable are written off if past due for more than two years and are not subject to enforcement activity.

As at December 31, 2025, accounts receivables included an aggregate balance of US$170,563 (2024: US$109,959) for revenue earned from companies controlled by a shareholder with significant influence over the Company (see note 28).

Set out below is the information about the credit risk exposure on the Group’s accounts receivable using a provision matrix:

	Expected	Gross	Expected
	credit	carrying	credit
	loss rate	amount	loss
	%	US$	US$

As at December 31, 2025
Current to 6 months past due	0.05%	18,602,300	9,244
6 months to 12 months past due	1.79%	54,828	980
Over 12 months past due	52.36%	207,113	108,445

	0.63%	18,864,241	118,669

As at December 31, 2024
Current to 6 months past due	0.22%	13,219,385	28,796
6 months to 12 months past due	7.19%	333,152	23,964
Over 12 months past due	58.49%	91,834	53,715

	0.78%	13,644,371	106,475